Investments (Consolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total Assets	$ 59	$ 2,554
Total Liabilities	12	2,092
Operating joint venture
Variable Interest Entity [Line Items]
Total Assets	0	2,465
Total Liabilities	0	2,079
CSEs (assets (primarily loans) and liabilities (primarily debt))
Variable Interest Entity [Line Items]
Total Assets	9	13
Total Liabilities	12	13
Other
Variable Interest Entity [Line Items]
Total Assets	50	76
Total Liabilities	$ 0	$ 0